Bank Financing and Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s debt consists of the following (a):

At December 31,	2017	2016
Commercial paper	$679	$450
1.95% Senior Notes due 2017	—	399
4.625% Senior Notes due 2018	—	305
2.30% Senior Notes due 2019	604	606
5.75% Senior Notes due 2020	—	499
4.30% Senior Notes due 2021	299	299
3.375% Senior Notes due 2022	696	695
2.50% Senior Notes due 2023	396	—
2.90% Senior Notes due 2023	395	—
7.875% Debentures due 2023	187	187
7.125% Senior Notes due 2023 (b)	46	46
3.70% Senior Notes due 2024	597	596
3.50% Senior Notes due 2025	589	587
4.00% Senior Notes due 2026	785	783
2.90% Senior Notes due 2027	684	683
3.375% Senior Notes due 2028	493	—
3.70% Senior Notes due 2028	489	—
7.875% Senior Debentures due 2030	832	833
5.50% Senior Debentures due 2033	425	425
5.90% Senior Notes due 2040	297	297
4.85% Senior Notes due 2042	485	485
4.90% Senior Notes due 2044	539	538
4.60% Senior Notes due 2045	588	587
Obligations under capital leases	57	75
Total debt (c)	10,162	9,375
Less commercial paper	679	450
Less current portion	19	23
Total long-term debt, net of current portion	$9,464	$8,902
(a) Unless otherwise noted, the long-term debt instruments are issuances of CBS Corp. and are guaranteed by CBS Operations Inc.
(b) Debt instrument is an issuance of CBS Broadcasting Inc., a wholly owned subsidiary of CBS Corp., and has no guarantor.
(c) At December 31, 2017 and 2016, the senior debt balances included (i) a net unamortized discount of $65 million and $52 million, respectively, (ii) unamortized deferred financing costs of $47 million and $43 million, respectively, and (iii) a $3 million decrease and a $5 million increase, respectively, in the carrying value of the debt relating to previously settled fair value hedges. The face value of the Company’s total debt was $10.28 billion at December 31, 2017 and $9.47 billion at December 31, 2016.

Scheduled Maturities of Long-term Debt at Face Value
At December 31, 2017, the Company’s scheduled maturities of long-term debt at face value, excluding capital leases, were as follows:

						2023 and
	2018	2019	2020	2021	2022	Thereafter
Long-term debt	$—	$600	$—	$300	$700	$7,940